Schedule of operating lease activities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Right-of-use Assets And Operating Lease Liabilities
Amortization of right-of-use assets	$ 192,925	$ 90,939	$ 111,893
Interest of lease liabilities	15,504	4,593	3,166
Total operating lease expenses	$ 208,429	$ 95,532	$ 115,059